SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2024
Standard Waste Services L L C [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIFE
Software	3 years
Computer and office equipment	10 years
Furniture and fixtures	10 years
Trucks and tractors	7 years
Equipment	7 - 15 years
Leasehold improvements	15 years